INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

PRC	1,907,575	4,321,910	8,217,522	1,305,632
Non-PRC	(224,454)	(260,747)	(408,343)	(64,879)

	1,683,121	4,061,163	7,809,179	1,240,753

Components of Income Tax

 Income taxes consist of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	222,778	616,994	1,328,970	211,152
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Deferred income tax benefit	(62,308)	(129,415)	(131,146)	(20,837)
Valuation allowance	51,470	55,041	74,944	11,907

	198,017	535,995	1,188,861	188,891

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for per share data):

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	420,780	1,015,329	1,952,295	310,188
Effect of differing tax rates in different jurisdictions	5,101	8,416	43,260	6,873
Permanent differences – non-taxable income	(6,640)	(733)	(2,804)	(445)
Permanent differences – non-deductible expenses	9,001	10,935	9,989	1,588
Tax incentives relating to R&D expenditures	(9,125)	(22,925)	(105,966)	(16,836)
Effect of tax exemption and reduction inside PRC	(258,647)	(533,802)	(650,206)	(103,307)
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Under-provided (over-accrued) EIT for previous years	—	10,359	(66,960)	(10,639)
Effect of tax rate change on deferred taxes	—	—	18,216	2,893
Addition to valuation allowance	51,470	55,041	74,944	11,907

Taxation for the year	198,017	535,995	1,188,861	188,891

Effective tax rate	11.76%	13.20%	15.22%	15.22%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	7.48	15.34	18.64	2.96

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2010 and 2011 are as follows:

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	1,964	2,586	411
Fixed assets depreciation	41,089	36,274	5,763
Net operating loss carry-forward	173,644	248,790	39,529
Accrued expenses, payroll and others	80,592	140,805	22,372

Deferred tax assets	297,289	428,455	68,075
Valuation allowance	(179,959)	(254,919)	(40,503)

Deferred tax assets, net	117,330	173,536	27,572

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Intangible assets arising from business combinations	—	131,629	20,914

Deferred tax liabilities	—	131,629	20,914